LIQUIDITY (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Liquidity [Line items]
Cash and cash equivalents	¥ 8,579					$ 1,329	¥ 3,016
Working capital deficit	5,606					866
Losses	57,689	$ 8,937	¥ 56,077
Cash flows from operations	28,297	4,386	53,931
Cash flow used in investing activities	¥ (1,240)	$ (192)	¥ (1,172)
Aggregate investment with investors						$ 10,000
Forecast
Liquidity [Line items]
Aggregate investment with investors				$ 5,000	$ 5,000